Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE
17.	EARNINGS PER SHARE

(a)	Basic

Basic earnings (loss) per share are calculated by dividing net income (loss) attributable to equity holders of the Company by the weighted average number of common shares outstanding as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023

Net loss	$(26,948,922)	$(19,133,658)
Weighted average number of common shares outstanding	68,401,442	58,191,317
Basic net loss per common share	$(0.33)	$(0.33)

(b)	Diluted

The Company incurred a net loss for the year ended December 31, 2024, and December 31, 2023; therefore, all outstanding stock options and share warrants have been excluded from the calculation of diluted loss per share since the effect would be anti-dilutive.